Participations in Group Companies (Details) - Parent Company - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Participations in Group Companies
Cost at opening balance	kr 5,371	kr 5,924
Acquisition for the year	295,158	1
Shareholders' contributions	0	350
Liquidation	(1,531)
Reclassification by merger	0	(904)
Cost at closing balance	298,998	5,371
Impairment at opening balance	(5,270)	(2,435)
Reversal of write-downs	1,531
Impairment for the year	0	(3,739)
Reclassification by merger	0	904
Impairment at closing balance	(3,739)	(5,270)
Net book value	kr 295,259	kr 101